Shareholder Report, Holdings (Details) - C000235073 [Member]	Sep. 30, 2025
iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Vanguard Russell 1000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
iShares 20+ Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Graniteshares Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Domestic Stock ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Global Stock ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Commodity Derivative ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Fixed Income ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%